VIRTUS AllianzGI Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—89.1%
Advertising—0.6%
Summer BC Bidco B LLC 144A 5.500%, 10/31/26(1)	$ 5,054	$ 5,174
Aerospace & Defense—2.4%
Spirit AeroSystems, Inc. 144A 7.500%, 4/15/25(1)	19,524	20,476
Airlines—1.2%
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	6,450	6,885
Spirit Loyalty Cayman Ltd. 144A 8.000%, 9/20/25(1)	1,200	1,325
United Airlines, Inc. 144A 4.375%, 4/15/26(1)	2,000	2,086
		10,296

Auto Components—1.5%
Clarios Global LP 144A 6.750%, 5/15/25(1)	720	754
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	10,950	11,837
		12,591

Chemicals—0.1%
CVR Partners LP 144A 9.250%, 6/15/23(1)	169	169
SCIL IV LLC 144A 5.375%, 11/1/26(1)	1,000	1,026
		1,195

Coal—0.5%
Cloud Peak Energy Resources LLC PIK 12.000%, 5/1/25(2)	6,711	4,660
Commercial Services—6.8%
Albion Financing 1 S.a.r.l 144A 6.125%, 10/15/26(1)	7,000	7,070
Albion Financing 2 S.a.r.l 144A 8.750%, 4/15/27(1)	7,000	7,116
APX Group, Inc. 144A 6.750%, 2/15/27(1)	8,000	8,400
Block, Inc. 144A 2.750%, 6/1/26(1)	1,750	1,752
Brink’s Co. (The) 144A 5.500%, 7/15/25(1)	5,000	5,200
	Par Value	Value

Commercial Services—continued
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	$ 6,000	$ 6,385
Shift4 Payments LLC 144A 4.625%, 11/1/26(1)	16,250	16,835
WASH Multifamily Acquisition, Inc. 144A 5.750%, 4/15/26(1)	5,400	5,675
		58,433

Computers—0.1%
CA Magnum Holdings 144A 5.375%, 10/31/26(1)	1,000	1,034
Distribution/Wholesale—1.9%
Wolverine Escrow LLC
144A 8.500%, 11/15/24(1)	12,259	11,370
144A 9.000%, 11/15/26(1)	5,090	4,836
		16,206

Diversified Financial Services—9.9%
Alliance Data Systems Corp.
144A 4.750%, 12/15/24(1)	19,000	19,386
144A 7.000%, 1/15/26(1)	6,000	6,300
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	7,500	7,444
Global Aircraft Leasing Co. Ltd. PIK 144A 6.500%, 9/15/24(1)(2)	16,045	15,484
LD Holdings Group LLC 144A 6.500%, 11/1/25(1)	11,775	11,618
PennyMac Financial Services, Inc. 144A 5.375%, 10/15/25(1)	2,750	2,825
SLM Corp.
4.200%, 10/29/25	8,950	9,353
3.125%, 11/2/26	5,000	4,950
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	7,200	7,335
		84,695

Electric Utilities—1.2%
Calpine Corp. 144A 5.250%, 6/1/26(1)	2,596	2,663
	Par Value	Value

Electric Utilities—continued
Vistra Operations Co. LLC 144A 5.500%, 9/1/26(1)	$ 7,200	$ 7,435
		10,098

Electronic Equipment, Instruments & Components—0.5%
WESCO Distribution, Inc. 144A 7.125%, 6/15/25(1)	4,000	4,240
Energy-Alternate Sources—0.5%
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)	4,000	4,080
Engineering & Construction—2.6%
Artera Services LLC 144A 9.033%, 12/4/25(1)	21,053	22,273
Entertainment—2.7%
Banijay Entertainment SASU 144A 5.375%, 3/1/25(1)	6,092	6,214
International Game Technology plc 144A 4.125%, 4/15/26(1)	1,500	1,545
Scientific Games International, Inc. 144A 5.000%, 10/15/25(1)	6,500	6,692
SeaWorld Parks & Entertainment, Inc. 144A 8.750%, 5/1/25(1)	1,500	1,590
Six Flags Theme Parks, Inc. 144A 7.000%, 7/1/25(1)	5,000	5,339
Wynn Resorts Finance LLC 144A 7.750%, 4/15/25(1)	1,800	1,888
		23,268

Environmental Services—0.2%
Stericycle, Inc. 144A 5.375%, 7/15/24(1)	1,336	1,363
Equity Real Estate Investment Trusts (REITs)—1.2%
Blackstone Mortgage Trust, Inc. 144A 3.750%, 1/15/27(1)	3,000	2,990
HAT Holdings I LLC 144A 3.375%, 6/15/26(1)	2,000	2,020
See Notes to Schedule of Investments

VIRTUS AllianzGI Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Equity Real Estate Investment Trusts (REITs)—continued
Starwood Property Trust, Inc. 144A 3.750%, 12/31/24(1)	$ 5,000	$ 5,054
		10,064

Food Service—0.9%
Aramark Services, Inc.
144A 5.000%, 4/1/25(1)	4,586	4,679
144A 6.375%, 5/1/25(1)	3,000	3,135
		7,814

Healthcare-Services—4.4%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	10,875	10,350
IQVIA, Inc. 144A 5.000%, 10/15/26(1)	5,000	5,131
RP Escrow Issuer LLC 144A 5.250%, 12/15/25(1)	5,400	5,447
Tenet Healthcare Corp.
4.625%, 7/15/24	1,764	1,786
144A 4.875%, 1/1/26(1)	14,500	14,894
		37,608

Home Builders—0.3%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	2,000	2,005
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	729	762
		2,767

Household Products/Wares—0.4%
Spectrum Brands, Inc. 5.750%, 7/15/25	3,099	3,165
Internet—2.5%
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	21,450	21,504
Iron & Steel—0.8%
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	6,039	6,394
Lodging—1.4%
Hilton Worldwide Finance LLC 4.875%, 4/1/27	2,965	3,054
MGM Resorts International 7.750%, 3/15/22	500	506
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)	8,000	8,240
		11,800

Media—10.6%
AMC Networks, Inc. 5.000%, 4/1/24	9,749	9,822
	Par Value	Value

Media—continued
CCO Holdings LLC
144A 5.500%, 5/1/26(1)	$ 750	$ 773
144A 5.125%, 5/1/27(1)	16,000	16,480
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	4,500	4,656
Directv Financing LLC 144A 5.875%, 8/15/27(1)	9,000	9,213
DISH DBS Corp. 144A 5.250%, 12/1/26(1)	18,250	18,538
Gannett Holdings LLC 144A 6.000%, 11/1/26(1)	3,000	3,064
Radiate Holdco LLC 144A 4.500%, 9/15/26(1)	13,500	13,635
TEGNA, Inc. 144A 4.750%, 3/15/26(1)	1,500	1,560
Townsquare Media, Inc. 144A 6.875%, 2/1/26(1)	4,834	5,130
Univision Communications, Inc.
144A 5.125%, 2/15/25(1)	2,000	2,020
144A 6.625%, 6/1/27(1)	5,000	5,388
		90,279

Mining—0.2%
Arconic Corp. 144A 6.000%, 5/15/25(1)	2,000	2,090
Miscellaneous Manufacturing—0.7%
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	5,750	5,980
Oil, Gas & Consumable Fuels—6.2%
AmeriGas Partners LP 5.625%, 5/20/24	2,710	2,930
CVR Energy, Inc. 144A 5.250%, 2/15/25(1)	19,929	19,231
PBF Holding Co. LLC
7.250%, 6/15/25	24,000	17,100
144A 9.250%, 5/15/25(1)	4,000	3,805
TechnipFMC plc 144A 6.500%, 2/1/26(1)	9,575	10,251
		53,317

Pharmaceuticals—0.5%
Bausch Health Cos., Inc. 144A 5.500%, 11/1/25(1)	3,000	3,049
PRA Health Sciences, Inc. 144A 2.875%, 7/15/26(1)	1,005	1,006
		4,055

Pipelines—6.8%
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	2,080
	Par Value	Value

Pipelines—continued
EQM Midstream Partners LP 144A 6.000%, 7/1/25(1)	$ 8,000	$ 8,700
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	17,700	17,877
144A 6.500%, 9/30/26(1)	5,250	5,211
NuStar Logistics LP 5.750%, 10/1/25	3,450	3,713
PBF Logistics LP 6.875%, 5/15/23	11,912	11,584
Rattler Midstream LP 144A 5.625%, 7/15/25(1)	5,000	5,200
Targa Resources Partners LP
5.875%, 4/15/26	1,500	1,565
6.500%, 7/15/27	2,000	2,144
		58,074

Real Estate—1.9%
Newmark Group, Inc. 6.125%, 11/15/23	10,197	10,911
Realogy Group LLC 144A 7.625%, 6/15/25(1)	5,000	5,300
		16,211

Retail—3.4%
Carvana Co. 144A 5.625%, 10/1/25(1)	2,000	2,000
eG Global Finance plc
144A 6.750%, 2/7/25(1)	6,250	6,328
144A 8.500%, 10/30/25(1)	9,104	9,434
Murphy Oil USA, Inc. 5.625%, 5/1/27	3,163	3,290
New Red Finance, Inc. 144A 5.750%, 4/15/25(1)	4,500	4,669
Sally Holdings LLC 5.625%, 12/1/25	3,534	3,613
		29,334

Semiconductors—0.7%
ams AG 144A 7.000%, 7/31/25(1)	5,250	5,567
Software—4.7%
ACI Worldwide, Inc. 144A 5.750%, 8/15/26(1)	8,500	8,861
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	9,250	9,621
144A 6.500%, 10/15/28(1)	5,900	6,165
Veritas U.S., Inc. 144A 7.500%, 9/1/25(1)	15,250	15,784
		40,431

See Notes to Schedule of Investments

VIRTUS AllianzGI Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Telecommunications—5.6%
CommScope, Inc. 144A 6.000%, 3/1/26(1)	$ 9,000	$ 9,270
Connect Finco S.a.r.l 144A 6.750%, 10/1/26(1)	18,340	19,280
Level 3 Financing, Inc.
5.375%, 5/1/25	3,000	3,065
5.250%, 3/15/26	1,000	1,022
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	2,000	2,024
Lumen Technologies, Inc.
5.800%, 3/15/22	500	504
144A 5.125%, 12/15/26(1)	3,000	3,122
Sprint Communications, Inc. 6.000%, 11/15/22	3,000	3,122
Viasat, Inc. 144A 5.625%, 4/15/27(1)	6,250	6,442
		47,851

Transportation—3.2%
Fly Leasing Ltd. 144A 7.000%, 10/15/24(1)	10,990	10,770
Fortress Transportation and Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	10,188	10,532
XPO Logistics, Inc. 144A 6.250%, 5/1/25(1)	6,200	6,487
		27,789

Total Corporate Bonds and Notes (Identified Cost $778,584)		762,176

Leveraged Loans—6.8%
Advertising—0.4%
Summer BC Bidco B LLC Tranche B-2 (3 month LIBOR + 4.500%) 5.250%, 12/4/26 (3)	2,993	2,987
Commercial Services—1.4%
APX Group, Inc. (1 month LIBOR + 3.500%) 4.000%, 7/10/28 (3)	9,975	9,947
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 4.750%, 3/4/28 (3)	1,985	1,990
		11,937

	Par Value	Value

Electronics—0.3%
Ingram Micro, Inc. (3 month LIBOR + 3.500%) 4.000%, 6/30/28 (3)	$ 2,985	$ 2,984
Insurance—2.8%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.350%, 1/31/28 (3)	16,000	16,040
Tranche B-8 (1 month LIBOR + 3.250%) 3.350%, 12/23/26 (3)	8,008	7,948
		23,988

Pipelines—1.9%
Prairie ECI Acquiror LP (1 month LIBOR + 4.750%) 4.850%, 3/11/26 (3)	17,200	16,629
Total Leveraged Loans (Identified Cost $58,652)		58,525

	Shares
Common Stocks—0.0%
Oil, Gas & Consumable Fuels—0.0%
Cloud Peak Energy, Inc.(4)(5)(6)(7)	40,020	—
Total Common Stocks (Identified Cost $—)		—

Total Long-Term Investments—95.9% (Identified Cost $837,236)		820,701

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(8)	21,967,875	21,968
Total Short-Term Investment (Identified Cost $21,968)		21,968

TOTAL INVESTMENTS—98.5% (Identified Cost $859,204)		$842,669
Other assets and liabilities, net—1.5%		13,156
NET ASSETS—100.0%		$855,825
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $648,480 or 75.8% of net assets.
(2)	100% of the income received was in cash.
(3)	Variable rate security. Rate disclosed is as of December 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Affiliated investment.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	85%
Luxembourg	4
United Kingdom	3
Canada	2
Cayman Islands	2
Bermuda	1
Ireland	1
Other	2
Total	100%
† % of total investments as of December 31, 2021.
See Notes to Schedule of Investments

VIRTUS AllianzGI Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$762,176	$—	$762,176	$—
Leveraged Loans	58,525	—	58,525	—
Common Stocks	—	—	—	—(1)
Money Market Mutual Fund	21,968	21,968	—	—
Total Investments	$842,669	$21,968	$820,701	$—(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI SHORT DURATION HIGH INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.